STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT
Common stock shares outstanding	29,270,502	29,270,502	2,661,316
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Authorized shares of blank check preferred	10,000,000
Total equity		$ 5,286,620